Pay vs Performance Disclosure		12 Months Ended
		Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Income[4]	Company- Selected Measure (Adjusted Net Income)[5]
					Total Shareholder Return[3]	Peer Group Total Shareholder Return[3]
2022	$3,976,333	$4,550,392	$1,709,517	$2,022,908	$130.26	$289.18	$27,697,000	$41,730,719
2021	$2,225,200	$1,741,294	$1,524,027	$1,200,406	$127.98	$275.99	$52,364,000	$74,510,182
2020	$359,217	$397,256	$297,844	$321,269	$101.53	$221.71	$3,001,000	$4,467,222

[1]

Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table in the manner described in footnote 1 to the Summary Compensation Table; however, his 2022 TSR Award provides that the number of RSU’s that actually will vest at the end of the three year performance period will range from 0% to 200% of the target number, based on performance.

CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$182,761	$1,741,294
2020	$359,217	$(44,673)	$82,712	$397,256

CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$2,884,479	$(19,154)	$1,455	—	—	$2,866,780
2021	$43,968	$96,935	$41,858	—	—	$182,761
2020	$122,247	$(45,256)	$5,721	—	—	$82,712

[2]

CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$112,655	$1,200,406
2020	$297,844	$(27,548)	$50,973	$321,269

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$1,027,894	$(11,812)	$898	—	—	$1,016,980
2021	$27,094	$59,403	$26,158	—	—	$112,655
2020	$75,352	$(27,907)	$3,528	—	—	$50,973

[3]

The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.

[4]	Reflects net income, as reported in our Form 10-K for the applicable year.

[5]	The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.

•	Adjusted Net Income

•	Net Income

•	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

Company Selected Measure Name	[1]	AdjustedNetIncome
Named Executive Officers, Footnote [Text Block]		The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.
Peer Group Issuers, Footnote [Text Block]		The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.
PEO Total Compensation Amount		$ 3,976,333	$ 2,225,200	$ 359,217
PEO Actually Paid Compensation Amount	[2]	$ 4,550,392	1,741,294	397,256
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table in the manner described in footnote 1 to the Summary Compensation Table; however, his 2022 TSR Award provides that the number of RSU’s that actually will vest at the end of the three year performance period will range from 0% to 200% of the target number, based on performance.

CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$182,761	$1,741,294
2020	$359,217	$(44,673)	$82,712	$397,256

CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$2,884,479	$(19,154)	$1,455	—	—	$2,866,780
2021	$43,968	$96,935	$41,858	—	—	$182,761
2020	$122,247	$(45,256)	$5,721	—	—	$82,712

Non-PEO NEO Average Total Compensation Amount		$ 1,709,517	1,524,027	297,844
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 2,022,908	1,200,406	321,269
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$112,655	$1,200,406
2020	$297,844	$(27,548)	$50,973	$321,269

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$1,027,894	$(11,812)	$898	—	—	$1,016,980
2021	$27,094	$59,403	$26,158	—	—	$112,655
2020	$75,352	$(27,907)	$3,528	—	—	$50,973

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP, Company TSR and Peer Group TSR

The graphs below illustrates the relationship between the CAP to our CEO and the other named executive officers, Company TSR and Peer Group TSR during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Income

The graph below illustrates the relationship between the CAP to our CEO and the other named executive officers and the Company’s net income during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Adjusted Net Income

The graph below illustrates the relationship between the CAP to our CEO and the other named executive officers and the Company’s Adjusted Net Income during the period covered by the Pay versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]

CAP, Company TSR and Peer Group TSR

The graphs below illustrates the relationship between the CAP to our CEO and the other named executive officers, Company TSR and Peer Group TSR during the period covered by the Pay versus Performance Table.

Tabular List [Table Text Block]	The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.

•	Adjusted Net Income

•	Net Income

•	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

Total Shareholder Return Amount	[4]	$ 130.26	127.98	101.53
Peer Group Total Shareholder Return Amount	[4]	289.18	275.99	221.71
Net Income (Loss)	[5]	$ 27,697,000	$ 52,364,000	$ 3,001,000
Company Selected Measure Amount	[1]	41,730,719	74,510,182	4,467,222
PEO Name		Mr. Rizvi	Mr. Rizvi	Mr. Rizvi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Add Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,866,780	$ 182,761	$ 82,712
Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(19,154)	96,935	(45,256)
Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,455	41,858	5,721
Adjustments for Stock Awards that Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,292,721)	(666,667)	(44,673)
PEO [Member] | Add Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,866,780	182,761	82,712
PEO [Member] | Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,884,479	43,968	122,247
Non-PEO NEO [Member] | Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(703,589)	(436,276)	(27,548)
Non-PEO NEO [Member] | Add Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,016,980	112,655	50,973
Non-PEO NEO [Member] | Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,027,894	27,094	75,352
Non-PEO NEO [Member] | Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,812)	59,403	(27,907)
Non-PEO NEO [Member] | Adjustments for Stock Awards that Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 898	$ 26,158	$ 3,528

[1]	The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.

•	Adjusted Net Income

•	Net Income

•	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

[2]	Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table in the manner described in footnote 1 to the Summary Compensation Table; however, his 2022 TSR Award provides that the number of RSU’s that actually will vest at the end of the three year performance period will range from 0% to 200% of the target number, based on performance.

CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$182,761	$1,741,294
2020	$359,217	$(44,673)	$82,712	$397,256

CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$2,884,479	$(19,154)	$1,455	—	—	$2,866,780
2021	$43,968	$96,935	$41,858	—	—	$182,761
2020	$122,247	$(45,256)	$5,721	—	—	$82,712

[3]	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$112,655	$1,200,406
2020	$297,844	$(27,548)	$50,973	$321,269

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$1,027,894	$(11,812)	$898	—	—	$1,016,980
2021	$27,094	$59,403	$26,158	—	—	$112,655
2020	$75,352	$(27,907)	$3,528	—	—	$50,973

[4]	The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2020 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.
[5]	Reflects net income, as reported in our Form 10-K for the applicable year.